Share capital and reserves - Stock options (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares
Share capital and reserves
Annualized volatility		100.00%		100.00%
Share price | $ / shares			$ 3.82		$ 2.9
Risk-free interest rate		3.47%		3.25%
Expected life		5 years		5 years
Share-based payments | $	$ 25,155	$ 122,527		$ 120,984